Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Summary of Calculation of Earnings per Share
Basic and diluted – Continuous operation	Years ended on December 31,
	2025	2024	2023
Profit or loss attributable to holders of common share of the Company used in the calculation of basic earnings per share.	(9,722,125)	(9,608,882)	1,078,737
Diluting effect of the share-based plan of subsidiaries	(201)	—	(814)
Profit or loss attributable to holders of common share of the Company used in the calculation of diluted earnings per share	(9,722,326)	(9,608,882)	1,077,923

Weighted average of the number of common shares in circulation – basic (in thousands of shares)
Basic	2,498,037	1,862,704	1,867,005
Diluted share-based payment plan	—	—	7,341
Share repurchases	(27,762)	(257)	—
Diluted	2,470,275	1,862,447	1,874,346

(Loss) earnings per share
Basic	R$(3.89)	R$(5.16)	R$0.58
Diluted	R$(3.94)	R$(5.16)	R$0.58

Basic and diluted – Discontinuous operation	Years ended on December 31,
	2024	2023
Profit or loss attributable to holders of the Company's common stock used in the calculation of basic and diluted earnings per share	185,087	15,654
Profit or loss attributable to the Company's common stockholders used in the calculation of diluted earnings per share	185,087	15,654

Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,862,704	1,867,005
Diluted share-based payment plan	7,354	7,341
Diluted	1,870,058	1,874,346

Earnings per share
Basic	R$0.10	R$0.01
Diluted	R$0.10	R$0.01